GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 10 — GOODWILL

As of December 31, 2021 and 2022, goodwill consist of the following:

	HK$’000	US$’000
Cost and net carrying amount as of January 1, 2021	101,939	13,069
Less: Impairment loss	-	-
As of December 31, 2021	101,939	13,069
Cost and net carrying amount as at January 1, 2022	101,939	13,069
Less: Impairment loss	-	-
As of December 31, 2022	101,939	13,069

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill acquired through business acquisitions is allocated to the Graphene Products Business cash generating-unit.

On August 7, 2019, the Group acquired 100% interest in Think High Global Limited and its subsidiaries from third parties of the Group. Think High Global Group is engaged in the manufacture and sale of graphene products (the “Graphene Products Business”). The acquisition was made as part of the Group’s strategy to enter the graphene industry. The aggregate consideration of HK$677.5 million (approximately US$86.9 million). The excess fair value of consideration over the identifiable assets acquired of HK$101.94 million (approximately US$13.07 million) was allocated to goodwill attributable to the Graphene Products Business segment.

The Group reviewed the carrying value of goodwill to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. As a result, no impairment loss was recognized for goodwill for the years ended December 31, 2020, 2021 and 2022.

During the year ended December 31, 2020, the Group decided to close certain loss-making restaurants in the near future and identified certain restaurants with insufficient future cash inflows to fully cover the carrying amount of the restaurants’ assets. For the years ended December 31, 2020, the Group recorded an impairment loss for the closed restaurants of HK$3,112,000.